Note 23 - Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
Reserves
	2018	2017	2016

Foreign currency translation reserve	(6,561)	(5,885)	(6,258)
Equity-settled share-based payment reserve (note 26.1)	16,760	16,746	16,041
Contributed surplus	132,591	132,591	132,591
Total	142,790	143,452	142,374